UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23875

Madison ETFs Trust
(Exact name of registrant as specified in charter)

550 Science Drive

Madison, Wisconsin 53711
(Address of principal executive offices) (Zip code)

Greg Hoppe

Madison ETFs Trust

550 Science Drive

Madison, Wisconsin 53711
(Name and address of agent for service)

800-767-0300

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Madison Aggregate Bond ETF MAGG (Principal U.S. Listing Exchange: NYSE) Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Madison Aggregate Bond ETF	$20	0.40%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$64,481,819
Number of Holdings	212
Portfolio Turnover	14%
30-Day SEC Yield	4.66%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of net assets)
Mortgage-Backed Securities	34.0%
Corporate Bonds	32.9%
U.S. Treasury Securities	24.2%
Asset-Backed Securities	4.2%
Collateralized Mortgage Obligations	3.5%
Cash & Other	1.2%
Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	24.2%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	16.5%
GE HealthCare Technologies, Inc.	1.4%
Towd Point Mortgage Trust	1.4%
Morgan Stanley	1.1%
Citigroup, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
AbbVie, Inc.	0.9%
Energy Transfer LP	0.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Aggregate Bond ETF	PAGE 1	TSR-SAR-557441300

Madison Covered Call ETF CVRD (Principal U.S. Listing Exchange: NYSE) Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$48	0.93%
Costs paid as a percentage of a $10,000 investment is an annualized figure.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$56,830,262
Number of Holdings	79
Portfolio Turnover	49%
30-Day SEC Yield	1.45%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)

Technology	25.4%
Health Care	14.2%
Consumer Discretionary	10.7%
Financials	8.2%
Communications	7.5%
Industrials	7.5%
Consumer Staples	7.3%
Energy	5.0%
Materials	2.6%
Cash & Other	11.6%

Top 10 Issuers (% of net assets)

Las Vegas Sands Corp.	4.7%
Alphabet, Inc.	4.3%
PayPal Holdings, Inc.	3.5%
Adobe, Inc.	3.4%
Accenture PLC	3.2%
Constellation Brands, Inc.	3.2%
Medtronic PLC	3.0%
Microsoft Corp.	3.0%
Comcast Corp.	3.0%
Abbott Laboratories	2.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Covered Call ETF	PAGE 1	TSR-SAR-557441409

Madison Dividend Value ETF DIVL (Principal U.S. Listing Exchange: NYSE) Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$34	0.65%
Costs paid as a percentage of a $10,000 investment is an annualized figure.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$57,909,511
Number of Holdings	40
Portfolio Turnover	26%
30-Day SEC Yield	2.08%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)

Industrials	21.7%
Financials	21.6%
Health Care	11.5%
Energy	10.1%
Consumer Discretionary	8.4%
Technology	6.5%
Consumer Staples	6.3%
Utilities	4.5%
Materials	3.8%
Cash & Other	5.6%

Top 10 Issuers (% of net assets)

Blackrock, Inc.	4.1%
Automatic Data Processing, Inc.	4.1%
Honeywell International, Inc.	4.0%
CME Group, Inc.	3.9%
Home Depot, Inc.	3.9%
Morgan Stanley	3.7%
Texas Instruments, Inc.	3.7%
Fastenal Co.	3.7%
JPMorgan Chase & Co.	3.7%
Lowe’s Cos., Inc.	3.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Dividend Value ETF	PAGE 1	TSR-SAR-557441508

Madison Short-Term Strategic Income ETF MSTI (Principal U.S. Listing Exchange: NYSE) Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Madison Short-Term Strategic Income ETF	$20	0.40%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$66,942,358
Number of Holdings	108
Portfolio Turnover	13%
30-Day SEC Yield	4.75%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)
Financials	30.0%
Mortgage Securities	18.9%
Asset Backed Securities	8.3%
Industrials	6.3%
Communications	6.2%
Government	6.1%
Health Care	5.9%
Energy	5.0%
Technology	4.8%
Cash & Other	8.5%
Top 10 Issuers (% of net assets)
Federal National Mortgage Association	9.5%
Federal Home Loan Mortgage Corp.	5.7%
United States Treasury Note/Bond	5.4%
Bank of America Corp.	2.4%
GE HealthCare Technologies, Inc.	2.2%
Discover Financial Services	2.0%
Towd Point Mortgage Trust	2.0%
PNC Financial Services Group, Inc.	2.0%
Fifth Third Bancorp	1.9%
Oracle Corp.	1.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Short-Term Strategic Income ETF	PAGE 1	TSR-SAR-557441201

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MADISON FUNDS

Financial Statements

December 31, 2024 (Unaudited)

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 34.0%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$128,296	$117,170
Pool G08653, 3.00%, 07/01/2045	212,900	185,672
Pool G60722, 3.00%, 10/01/2046	267,133	231,860
Pool Q04092, 4.00%, 10/01/2041	172,982	163,363
Pool Q35614, 3.50%, 08/01/2045	271,182	244,171
Pool Q52955, 3.50%, 12/01/2047	117,415	105,483
Pool QA1033, 3.00%, 07/01/2049	203,480	175,481
Pool RA7380, 3.50%, 05/01/2052	399,802	354,815
Pool RA8278, 5.00%, 12/01/2052	215,221	208,389
Pool RB5105, 2.00%, 03/01/2041	103,537	86,401
Pool SB0546, 2.00%, 01/01/2036	358,348	319,297
Pool SC0151, 2.50%, 06/01/2041	345,116	294,924
Pool SD0960, 3.50%, 04/01/2052	515,444	461,767
Pool SD1859, 5.50%, 11/01/2052	126,401	125,647
Pool SD1921, 4.50%, 12/01/2052	344,921	326,451
Pool SD2172, 5.50%, 02/01/2053	353,387	351,777
Pool SD2875, 5.00%, 05/01/2053	828,677	808,710
Pool SD3174, 5.50%, 06/01/2053	445,042	442,077
Pool SD3739, 6.00%, 09/01/2053	511,835	519,175
Pool SD4901, 5.50%, 02/01/2054	283,704	280,950
Pool SD7552, 2.50%, 01/01/2052	638,931	527,334
Pool SD7556, 3.00%, 08/01/2052	477,594	410,328
Pool SD8214, 3.50%, 05/01/2052	84,416	74,776
Pool SD8266, 4.50%, 11/01/2052	1,160,958	1,093,156
Pool SD8267, 5.00%, 11/01/2052	602,385	583,026
Pool SD8268, 5.50%, 11/01/2052	103,266	101,927
Pool SD8276, 5.00%, 12/01/2052	435,767	421,762
Pool SD8299, 5.00%, 02/01/2053	222,733	215,539
Pool SD8349, 5.50%, 08/01/2053	221,886	219,221
Pool SD8363, 6.00%, 09/01/2053	678,212	682,196
Pool V80025, 3.00%, 04/01/2043	108,119	95,270
Pool V80026, 3.00%, 04/01/2043	256,109	225,975
Pool ZS8641, 2.50%, 02/01/2032	103,083	97,066
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	107,752	103,883
Pool AB2080, 4.00%, 01/01/2041	155,459	146,623
Pool AB8818, 3.00%, 03/01/2043	85,366	75,223
Pool AJ4046, 4.00%, 10/01/2041	161,144	152,777
Pool AL3072, 3.00%, 02/01/2043	352,346	310,477
Pool AL8924, 3.00%, 12/01/2030	124,805	121,338
Pool AO4134, 3.50%, 06/01/2042	218,803	199,289
Pool AP2133, 3.50%, 08/01/2042	203,449	185,311
Pool AP7363, 4.00%, 10/01/2042	234,944	220,429
Pool BV4133, 2.50%, 03/01/2052	334,345	274,397
Pool CB2548, 2.50%, 01/01/2052	102,627	84,283
Pool CB2601, 2.00%, 01/01/2052	123,753	98,125
Pool CB3105, 2.00%, 03/01/2052	630,329	499,732
Pool CB3115, 3.00%, 03/01/2052	588,072	504,217
Pool CB3845, 3.50%, 06/01/2052	426,038	378,254
Pool CB4383, 4.50%, 08/01/2052	434,428	410,696
Pool FM5530, 4.00%, 11/01/2050	373,425	344,536
Pool FS1704, 4.00%, 05/01/2052	235,992	217,662
Pool FS2605, 4.50%, 08/01/2052	113,821	107,261
Pool FS4049, 2.50%, 09/01/2036	374,834	343,061
Pool FS4138, 2.50%, 04/01/2052	393,558	323,468
Pool FS4296, 3.00%, 01/01/2049	423,651	373,369
Pool FS4996, 4.50%, 07/01/2053	395,013	373,219
Pool FS5575, 5.50%, 09/01/2053	134,811	133,892

The accompanying notes are an integral part of these financial statements.

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Pool FS7759, 5.50%, 05/01/2054	244,303	241,516
Pool FS9948, 2.50%, 04/01/2052	500,000	416,498
Pool MA2177, 4.00%, 02/01/2035	163,698	158,565
Pool MA4571, 2.50%, 03/01/2042	510,658	435,111
Pool MA4732, 4.00%, 09/01/2052	433,973	397,378
Pool MA4806, 5.00%, 11/01/2052	614,376	594,631
Pool MA4841, 5.00%, 12/01/2052	971,365	941,259
Pool MA4842, 5.50%, 12/01/2052	230,726	228,239
Pool MA4941, 5.50%, 03/01/2053	336,860	332,450
Pool MA5013, 4.50%, 05/01/2038	95,788	93,692
Pool MA5072, 5.50%, 07/01/2053	1,097,184	1,084,200
Pool MA5539, 5.00%, 11/01/2044	242,014	235,894
Pool MA5585, 5.00%, 01/01/2055	250,000	241,299
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,123,140)		21,933,410

CORPORATE BONDS - 32.9%	Par	Value
Communications - 0.7%
AT&T, Inc.
4.25%, 03/01/2027	150,000	148,632
2.25%, 02/01/2032	90,000	74,436
Verizon Communications, Inc., 4.33%, 09/21/2028	200,000	196,245
		419,313
Consumer Discretionary - 2.1%
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	393,798
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	260,000	258,716
Home Depot, Inc., 5.88%, 12/16/2036	225,000	236,838
Lowe's Cos., Inc., 4.25%, 04/01/2052	150,000	117,294
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	104,891
Tractor Supply Co., 5.25%, 05/15/2033	225,000	225,014
		1,336,551
Consumer Staples - 0.9%
J M Smucker Co.
5.90%, 11/15/2028	100,000	103,613
6.20%, 11/15/2033	300,000	316,593
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	190,000	188,394
		608,600
Energy - 4.6%
Devon Energy Corp., 5.20%, 09/15/2034	400,000	380,078
Energy Transfer LP
5.25%, 04/15/2029	200,000	200,680
6.55%, 12/01/2033	300,000	319,379
5.60%, 09/01/2034	60,000	59,947
Enterprise Products Operating LLC, 5.35%, 01/31/2033	250,000	252,191
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	223,295
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	186,871
Marathon Petroleum Corp., 4.70%, 05/01/2025	350,000	349,608
MPLX LP, 4.80%, 02/15/2029	200,000	198,247
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	198,469
ONEOK, Inc., 5.80%, 11/01/2030	100,000	103,083
Phillips 66 Co., 4.95%, 12/01/2027	200,000	201,612
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	150,000	145,622
Valero Energy Corp., 4.00%, 06/01/2052	250,000	178,468
		2,997,550
Financials - 14.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	650,000	645,746
Air Lease Corp., 1.88%, 08/15/2026	90,000	85,784
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	150,000	140,750
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	259,147
American Express Co.
4.05%, 05/03/2029	20,000	19,527

The accompanying notes are an integral part of these financial statements.

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	350,000	353,905
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	86,720
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	175,337
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	280,000	274,518
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	271,710
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	77,684
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	22,732
Blackrock, Inc., 4.75%, 05/25/2033	200,000	195,889
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	125,858
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	175,574
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	400,000	386,874
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	286,093
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	250,000	245,012
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	111,499
Fiserv, Inc., 3.50%, 07/01/2029	100,000	93,817
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	325,000	321,224
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	113,819
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	309,721
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	143,846
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	150,000	137,131
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	100,000	103,138
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	350,000	342,113
KeyCorp, 4.10%, 04/30/2028	100,000	96,757
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	275,000	260,535
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	400,000	404,433
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	73,630
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	218,029
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	253,537
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	218,707
Public Storage Operating Co., 5.13%, 01/15/2029	275,000	278,381
Regions Financial Corp., 1.80%, 08/12/2028	200,000	178,131
State Street Corp., 5.82% to 11/04/2027 then SOFR + 1.72%, 11/04/2028	225,000	231,417
Synchrony Financial, 3.70%, 08/04/2026	275,000	268,977
Truist Financial Corp.
4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	175,000	171,795
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	225,000	229,128
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	198,343
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	181,918
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	177,701
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	19,312
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	150,000	148,367
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	217,263
		9,331,529
Health Care - 3.9%
AbbVie, Inc.
3.20%, 11/21/2029	240,000	222,704
5.40%, 03/15/2054	375,000	361,082
Amgen, Inc., 5.65%, 03/02/2053	250,000	241,157
Centene Corp., 2.45%, 07/15/2028	150,000	135,222
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	240,049

The accompanying notes are an integral part of these financial statements.

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	400,000	396,294
6.38%, 11/22/2052	485,000	521,903
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	234,450
UnitedHealth Group, Inc., 4.20%, 05/15/2032	125,000	117,813
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,137
		2,502,811
Industrials - 1.8%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	199,565
Boeing Co., 6.86%, 05/01/2054	250,000	266,229
Nordson Corp., 5.80%, 09/15/2033	100,000	102,967
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	257,013
Textron, Inc., 2.45%, 03/15/2031	100,000	85,091
United Rentals North America, Inc., 5.50%, 05/15/2027	260,000	258,422
		1,169,287
Materials - 0.8%
Ball Corp., 4.88%, 03/15/2026	190,000	189,171
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	76,851
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	101,855
WRKCo, Inc., 3.90%, 06/01/2028	150,000	144,763
		512,640
Technology - 2.1%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	237,030
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	249,363
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	135,908
Gartner, Inc., 4.50%, 07/01/2028 (a)	180,000	175,496
Intuit, Inc., 5.20%, 09/15/2033	250,000	250,449
Oracle Corp.
6.15%, 11/09/2029	250,000	262,202
3.95%, 03/25/2051	55,000	40,772
		1,351,220
Utilities - 1.5%
AES Corp., 1.38%, 01/15/2026	300,000	288,798
Duke Energy Corp., 4.30%, 03/15/2028	180,000	177,189
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	250,458
National Rural Utilities Cooperative Finance Corp., 4.80%, 03/15/2028	100,000	100,180
PECO Energy Co., 3.05%, 03/15/2051	200,000	129,501
		946,126
TOTAL CORPORATE BONDS (Cost $20,958,555)		21,175,627

U.S. TREASURY SECURITIES - 24.2%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	250,000	250,888
4.63%, 06/15/2027	750,000	756,211
4.00%, 06/30/2028	600,000	593,719
4.38%, 08/31/2028	600,000	600,398
4.88%, 10/31/2028	2,000,000	2,035,703
4.00%, 07/31/2030	3,000,000	2,936,719
3.50%, 02/15/2033	1,750,000	1,628,115
4.38%, 05/15/2034	2,850,000	2,806,805
3.88%, 05/15/2043	1,000,000	881,055
4.63%, 05/15/2044	900,000	873,422
4.13%, 08/15/2053	2,500,000	2,230,371
TOTAL U.S. TREASURY SECURITIES (Cost $16,110,415)		15,593,406

ASSET-BACKED SECURITIES - 4.2%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,008
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	129,100
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	350,288	351,554

The accompanying notes are an integral part of these financial statements.

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2024 (Unaudited)

CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 08/15/2028	200,000	200,761
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (a)	35,430	35,471
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	23,453	23,617
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	26,220	26,352
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	43,031	42,944
LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.93%, 06/15/2027 (a)	32,890	32,973
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	49,899
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	114,736	115,475
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	205,505	208,905
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.39%, 10/27/2064 (a)(b)	487,728	473,637
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)	405,406	406,609
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,862
TOTAL ASSET-BACKED SECURITIES (Cost $2,711,909)		2,716,167

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 5.57% (30 day avg
SOFR US + 1.00%), 12/25/2041 (a)	144,859	144,760
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.12%, 06/25/2027	100,000	96,701
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (b)	204,915	197,496
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	505,168	74,018
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (b)	530,000	430,176
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)	200,673	176,726
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.68%, 01/25/2048 (a)(b)	80,000	79,723
Series 2020-K106, Class B, 3.56%, 03/25/2053 (a)(b)	100,000	90,907
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	499,009	489,715
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	98,418	86,438
Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)	202,094	203,107
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)	229,317	200,008
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,268,911)		2,269,775

TOTAL INVESTMENTS - 98.8% (Cost $64,172,930)		63,688,385
Money Market Deposit Account - 0.4% (d)		263,644
Other Assets in Excess of Liabilities - 0.8%		529,790
TOTAL NET ASSETS - 100.0%		$64,481,819

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $4,058,743 or 6.3% of the Fund’s net assets.

(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(c)	Interest only security.

(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

Madison Covered Call ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Communications - 7.5%
Alphabet, Inc. - Class C (a)	13,500	$2,570,940
Comcast Corp. - Class A (a)	44,800	1,681,344
		4,252,284

Consumer Discretionary - 10.7%
Amazon.com, Inc. (a)(b)	7,000	1,535,730
Las Vegas Sands Corp. (a)	52,700	2,706,672
Lowe's Cos., Inc. (a)	4,300	1,061,240
Ross Stores, Inc. (a)	5,000	756,350
		6,059,992

Consumer Staples - 7.3%
Archer-Daniels-Midland Co.	11,400	575,928
Constellation Brands, Inc. - Class A (a)	8,300	1,834,300
Dollar Tree, Inc. (a)(b)	8,500	636,990
PepsiCo, Inc. (a)	7,200	1,094,832
		4,142,050

Energy - 5.0%
APA Corp. (a)	20,000	461,800
ConocoPhillips (a)	8,000	793,360
Matador Resources Co. (a)	19,000	1,068,940
Transocean Ltd. (b)	135,000	506,250
		2,830,350

Financials - 8.2%
Charles Schwab Corp. (a)	12,000	888,120
CME Group, Inc. (a)	3,700	859,251
PayPal Holdings, Inc. (a)(b)	24,000	2,048,400
Visa, Inc. - Class A (a)	2,800	884,912
		4,680,683

Health Care - 14.2%
Abbott Laboratories (a)	15,000	1,696,650
Agilent Technologies, Inc. (a)	11,700	1,571,778
Danaher Corp. (a)	4,200	964,110
Johnson & Johnson (a)	6,500	940,030
Labcorp Holdings, Inc. (a)	5,000	1,146,600
Medtronic PLC (a)	22,000	1,757,360
		8,076,528

Industrials - 7.5%	15,200	1,055,640
Amphenol Corp. (a)
Honeywell International, Inc. (a)	3,800	858,382
Union Pacific Corp. (a)	4,400	1,003,376
United Parcel Service, Inc. - Class B (a)	10,700	1,349,270
		4,266,668

Materials - 2.6%
Air Products and Chemicals, Inc. (a)	5,100	1,479,204

Technology - 25.4%(c)
Accenture PLC - Class A (a)	5,300	1,864,487
Adobe, Inc. (a)(b)	4,400	1,956,592
Advanced Micro Devices, Inc. (a)(b)	11,800	1,425,322
ASML Holding NV (a)	2,000	1,386,160
Corning, Inc. (a)	28,200	1,340,064
Hewlett Packard Enterprise Co. (a)	50,000	1,067,500
Microchip Technology, Inc. (a)	22,200	1,273,170
Microsoft Corp. (a)	4,100	1,728,150

The accompanying notes are an integral part of these financial statements.

Madison Covered Call ETF

Schedule of Investments

December 31, 2024 (Unaudited)

MKS Instruments, Inc. (a)	8,500	887,315
Texas Instruments, Inc. (a)	8,000	1,500,080
		14,428,840

Utilities - 2.4%
AES Corp.	107,000	1,377,090
TOTAL COMMON STOCKS (Cost $56,265,233)		51,593,689

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Real Estate - 1.9%
American Tower Corp. (a)	5,800	1,063,778
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,348,550)		1,063,778

TOTAL INVESTMENTS - 92.7% (Cost $57,613,783)		52,657,467
Money Market Deposit Account - 8.7% (d)		4,948,246
Liabilities in Excess of Other Assets - (1.4)%		(775,451)
TOTAL NET ASSETS - 100.0%		$56,830,262

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(b)	Non-income producing security.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

Madison Covered Call ETF

Schedule of Written Options

December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (1.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.5)%
Abbott Laboratories, Expiration: 02/21/2025; Exercise Price: $115.00	$(1,696,650)	(150)	$(41,025)
Accenture PLC, Expiration: 02/21/2025; Exercise Price: $370.00	(1,864,487)	(53)	(20,935)
Adobe, Inc., Expiration: 01/17/2025; Exercise Price: $530.00	(1,956,592)	(44)	(462)
Advanced Micro Devices, Inc., Expiration: 02/21/2025; Exercise Price: $140.00	(1,135,426)	(94)	(28,435)
Agilent Technologies, Inc., Expiration: 03/21/2025; Exercise Price: $145.00	(1,571,778)	(117)	(35,685)
Air Products and Chemicals, Inc., Expiration: 02/21/2025; Exercise Price: $300.00	(1,479,204)	(51)	(39,270)
Alphabet, Inc., Expiration: 01/17/2025; Exercise Price: $185.00	(2,570,940)	(135)	(114,075)
Amazon.com, Inc., Expiration: 01/17/2025; Exercise Price: $210.00	(1,535,730)	(70)	(81,375)
American Tower Corp., Expiration: 01/17/2025; Exercise Price: $240.00	(1,063,778)	(58)	(145)
Amphenol Corp., Expiration: 01/17/2025; Exercise Price: $75.00	(1,055,640)	(152)	(1,900)
APA Corp., Expiration: 02/21/2025; Exercise Price: $25.00	(461,800)	(200)	(13,800)
ASML Holding NV, Expiration: 01/17/2025; Exercise Price: $730.00	(1,039,620)	(15)	(9,525)
Charles Schwab Corp., Expiration: 03/21/2025; Exercise Price: $80.00	(888,120)	(120)	(18,300)
CME Group, Inc., Expiration: 03/21/2025; Exercise Price: $240.00	(859,251)	(37)	(19,795)
Comcast Corp., Expiration: 01/17/2025; Exercise Price: $45.00	(1,681,344)	(448)	(896)
ConocoPhillips, Expiration: 01/17/2025; Exercise Price: $120.00	(793,360)	(80)	(880)
Constellation Brands, Inc., Expiration: 01/17/2025; Exercise Price: $250.00	(1,834,300)	(83)	(1,037)
Corning, Inc., Expiration: 02/21/2025; Exercise Price: $50.00	(1,340,064)	(282)	(45,825)
Danaher Corp., Expiration: 03/21/2025; Exercise Price: $240.00	(964,110)	(42)	(28,350)
Dollar Tree, Inc., Expiration: 03/21/2025; Exercise Price: $85.00	(636,990)	(85)	(30,600)
Hewlett Packard Enterprise Co., Expiration: 01/17/2025; Exercise Price: $23.00	(1,067,500)	(500)	(5,000)
Honeywell International, Inc., Expiration: 03/21/2025; Exercise Price: $240.00	(858,382)	(38)	(21,090)
Johnson & Johnson, Expiration: 01/17/2025; Exercise Price: $165.00	(940,030)	(65)	(325)
Labcorp Holdings, Inc., Expiration: 02/21/2025; Exercise Price: $240.00	(1,146,600)	(50)	(21,000)
Las Vegas Sands Corp., Expiration: 01/17/2025; Exercise Price: $52.50	(2,706,672)	(527)	(55,862)
Lowe’s Cos., Inc., Expiration: 01/17/2025; Exercise Price: $280.00	(1,061,240)	(43)	(129)
Matador Resources Co., Expiration: 03/21/2025; Exercise Price: $60.00	(1,068,940)	(190)	(35,625)
Medtronic PLC, Expiration: 03/21/2025; Exercise Price: $85.00	(1,757,360)	(220)	(26,400)
Microchip Technology, Inc., Expiration: 02/21/2025; Exercise Price: $65.00	(1,273,170)	(222)	(27,750)
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $455.00	(1,728,150)	(41)	(1,148)
MKS Instruments, Inc., Expiration: 02/21/2025; Exercise Price: $115.00	(887,315)	(85)	(27,838)
PayPal Holdings, Inc., Expiration: 02/21/2025; Exercise Price: $95.00	(2,048,400)	(240)	(48,240)
PepsiCo, Inc., Expiration: 01/17/2025; Exercise Price: $165.00	(1,094,832)	(72)	(360)
Ross Stores, Inc., Expiration: 01/17/2025; Exercise Price: $150.00	(756,350)	(50)	(18,250)
Texas Instruments, Inc., Expiration: 01/17/2025; Exercise Price: $210.00	(1,125,060)	(60)	(870)
Union Pacific Corp., Expiration: 01/17/2025; Exercise Price: $240.00	(1,003,376)	(44)	(1,980)
United Parcel Service, Inc., Expiration: 01/17/2025; Exercise Price: $140.00	(1,349,270)	(107)	(535)
Visa, Inc., Expiration: 02/21/2025; Exercise Price: $325.00	(884,912)	(28)	(18,130)
Total Call Options			(842,847)
TOTAL WRITTEN OPTIONS (Premiums received $1,378,455)			$(842,847)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Madison Dividend Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 2.5%
Comcast Corp. - Class A	39,484	$1,481,835

Consumer Discretionary - 8.4%
Home Depot, Inc.	5,737	2,231,636
Lowe’s Cos., Inc.	7,401	1,826,567
Whirlpool Corp.	7,190	823,111
		4,881,314

Consumer Staples - 6.3%
Colgate-Palmolive Co.	6,606	600,551
McCormick & Co., Inc.	19,099	1,456,108
PepsiCo, Inc.	4,859	738,859
Procter & Gamble Co.	5,118	858,033
		3,653,551

Energy - 10.1%
Chevron Corp.	11,632	1,684,779
ConocoPhillips	13,848	1,373,306
EOG Resources, Inc.	14,248	1,746,520
Exxon Mobil Corp.	9,618	1,034,608
		5,839,213

Financials - 21.6%
Bank of America Corp.	34,570	1,519,351
Blackrock, Inc.	2,315	2,373,130
CME Group, Inc.	9,795	2,274,693
JPMorgan Chase & Co.	8,848	2,120,954
Marsh & McLennan Cos., Inc.	2,704	574,357
Morgan Stanley	17,206	2,163,138
US Bancorp	30,696	1,468,190
		12,493,813

Health Care - 11.5%
Abbott Laboratories	6,626	749,467
AbbVie, Inc.	9,322	1,656,519
Johnson & Johnson	11,088	1,603,546
Medtronic PLC	18,651	1,489,842
Quest Diagnostics, Inc.	7,817	1,179,273
		6,678,647

Industrials - 21.7%
Automatic Data Processing, Inc.	8,048	2,355,891
Cummins, Inc.	3,602	1,255,657
Deere & Co.	1,749	741,051
Fastenal Co.	29,588	2,127,673
Honeywell International, Inc.	10,318	2,330,733
Paychex, Inc.	4,707	660,016
Rockwell Automation, Inc.	3,182	909,384
TE Connectivity PLC	3,955	565,446
Union Pacific Corp.	7,064	1,610,875
		12,556,726

Materials - 3.8%
Agnico Eagle Mines Ltd.	11,700	915,057
Air Products and Chemicals, Inc.	4,409	1,278,786
		2,193,843

The accompanying notes are an integral part of these financial statements.

Madison Dividend Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Technology - 6.5%
Hewlett Packard Enterprise Co.	75,613	1,614,337
Texas Instruments, Inc.	11,356	2,129,364
		3,743,701

Utilities - 4.5%
Dominion Energy, Inc.	19,684	1,060,181
NextEra Energy, Inc.	21,696	1,555,386
		2,615,567
TOTAL COMMON STOCKS (Cost $50,925,588)		56,138,210

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares	Value
Real Estate - 2.6%
American Tower Corp.	8,057	1,477,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,642,867)		1,477,734

TOTAL INVESTMENTS - 99.5% (Cost $52,568,455)		57,615,944
Money Market Deposit Account - 0.3% (a)		186,428
Other Assets in Excess of Liabilities - 0.2%		107,139
TOTAL NET ASSETS - 100.0%		$57,909,511

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

Madison Short-Term Strategic Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

CORPORATE BONDS - 64.9%	Par	Value
Communications - 6.2%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$595,629
Netflix, Inc., 6.38%, 05/15/2029	1,180,000	1,250,885
Sprint LLC, 7.63%, 03/01/2026	1,150,000	1,175,231
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,138,452
		4,160,197
Consumer Discretionary - 1.7%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	419,566
Williams Scotsman, Inc., 6.13%, 06/15/2025 (a)	748,000	745,195
		1,164,761
Consumer Staples - 2.1%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)	600,000	585,764
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	800,000	793,237
		1,379,001
Energy - 5.0%
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	219,301
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,166,007
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	791,427
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,138,561
		3,315,296
Financials - 30.0%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,026,240
American Express Co., 4.20%, 11/06/2025	920,000	917,860
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	1,620,000	1,623,125
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,131,000	1,117,468
Boston Properties LP, 6.75%, 12/01/2027	715,000	745,865
Capital One Financial Corp., 3.80%, 01/31/2028	1,163,000	1,122,359
Discover Financial Services, 4.10%, 02/09/2027	1,348,000	1,323,765
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,296,000	1,270,141
Fiserv, Inc., 3.20%, 07/01/2026	920,000	899,843
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,228,557
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,081,000	1,116,027
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	575,000	525,671
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,200,213
KeyCorp, 4.10%, 04/30/2028	1,028,000	994,664
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	1,150,000	1,089,509
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,288,000	1,241,607
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,296,000	1,314,338
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	641,766
SBA Communications Corp., 3.88%, 02/15/2027	713,000	683,535
		20,082,553
Health Care - 5.9%
Centene Corp., 4.25%, 12/15/2027	768,000	745,114
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,500,000	1,486,102
HCA, Inc., 5.88%, 02/15/2026	1,150,000	1,155,752
UnitedHealth Group, Inc., 5.25%, 02/15/2028	523,000	531,151
		3,918,119
Industrials - 6.3%
Boeing Co., 6.30%, 05/01/2029	1,000,000	1,036,655
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)	625,000	629,238
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	575,000	537,265
TransDigm, Inc., 6.88%, 12/15/2030 (a)	750,000	761,156
United Rentals North America, Inc., 5.50%, 05/15/2027	1,258,000	1,250,362
		4,214,676
Materials - 2.9%
Ball Corp., 4.88%, 03/15/2026	988,000	983,689

The accompanying notes are an integral part of these financial statements.

Madison Short-Term Strategic Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Celanese US Holdings LLC, 6.17%, 07/15/2027	963,000	977,597
		1,961,286
Technology - 4.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	1,053,000	998,370
Gartner, Inc., 4.50%, 07/01/2028 (a)	1,000,000	974,977
Oracle Corp., 6.15%, 11/09/2029	1,206,000	1,264,863
		3,238,210
TOTAL CORPORATE BONDS (Cost $42,476,798)		43,434,099

ASSET-BACKED SECURITIES - 9.4%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	200,394
Capital One Financial Corp., Series 2022-A3, Class A, 4.95%, 10/15/2027	100,000	100,369
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	496,541
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	175,144	175,777
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	709,492
Series 2023-A, Class A3, 4.81%, 08/15/2028	300,000	301,141
Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	118,212
Enterprise Fleet Financing
Series 2022-1, Class A2, 3.03%, 01/20/2028 (a)	81,574	81,322
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	117,267	118,085
Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)	100,000	101,329
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	104,879	105,409
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	945,965
Hertz Vehicle Financing LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)	150,000	148,845
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	21,516	21,472
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027 (a)	200,256	200,570
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	114,736	115,475
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	85,627	87,044
Santander Consumer USA Holdings, Inc., Series 2022-2, Class B, 3.44%, 09/15/2027	45,774	45,598
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	354,139	354,066
Towd point HE Trust, Series 2021-HE1, Class A1, 0.92%, 02/25/2063 (a)(c)	53,114	51,769
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.39%, 10/27/2064 (a)(c)	731,592	710,455
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(c)	608,109	609,913
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,862
TOTAL ASSET-BACKED SECURITIES (Cost $6,272,764)		6,308,105

MORTGAGE-BACKED SECURITIES - 9.4%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD8266, 4.50%, 11/01/2052	1,099,392	1,035,185
Pool SD8267, 5.00%, 11/01/2052	172,110	166,579
Pool SD8276, 5.00%, 12/01/2052	435,767	421,762
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	54,888	55,245
Pool 555880, 5.50%, 11/01/2033	92,576	93,364
Pool 890696, 3.00%, 09/01/2030	38,910	37,513
Pool FS9357, 5.50%, 10/01/2054	496,676	491,108
Pool MA0919, 3.50%, 12/01/2031	143,669	138,727
Pool MA2177, 4.00%, 02/01/2035	83,063	80,459
Pool MA4785, 5.00%, 10/01/2052	410,970	397,793
Pool MA4806, 5.00%, 11/01/2052	426,058	412,365
Pool MA4841, 5.00%, 12/01/2052	1,424,669	1,380,513
Pool MA5072, 5.50%, 07/01/2053	1,316,621	1,301,041
Pool MA5539, 5.00%, 11/01/2044	266,215	259,483
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,390,826)		6,271,137

The accompanying notes are an integral part of these financial statements.

Madison Short-Term Strategic Income ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%	Par	Value
Commercial Mortgage Pass Through Certificates
Series 2015-CR26, Class A4, 3.63%, 10/10/2048	290,000	286,703
Series 2015-DC1, Class A5, 3.35%, 02/10/2048	67,718	67,611
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	73,200	73,613
Series 4037, Class B, 3.00%, 04/15/2027	73,292	72,266
Series 4838, Class VA, 4.00%, 03/15/2036	215,519	214,284
Series 5436, Class AB, 5.50%, 04/25/2049	623,500	620,255
Series 5451, Class A, 5.00%, 05/25/2049	394,363	387,936
Series K066, Class A2, 3.12%, 06/25/2027	800,000	773,607
Series KJ17, Class A2, 2.98%, 11/25/2025	43,619	43,284
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	154,541	158,063
Series 2011-31, Class DB, 3.50%, 04/25/2031	123,608	119,715
Series 2011-36, Class QB, 4.00%, 05/25/2031	196,570	193,885
Series 2016-97, Class PA, 3.00%, 12/25/2044	630,290	608,509
Series 2020-44, Class TI, 5.50%, 12/25/2035 (d)	505,168	74,017
Series 2023-29, Class JA, 5.50%, 05/25/2036	548,685	553,091
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.68%, 01/25/2048 (a)(c)	460,000	458,409
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	499,009	489,715
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(c)	404,187	406,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,572,189)		5,601,178

U.S. TREASURY SECURITIES - 5.4%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025	400,000	400,100
4.63%, 03/15/2026	715,000	718,072
4.13%, 06/15/2026	450,000	449,209
4.63%, 09/30/2028	1,000,000	1,009,219
3.50%, 09/30/2029	360,000	346,346
4.00%, 07/31/2030	500,000	489,453
4.13%, 11/15/2032	200,000	195,070
TOTAL U.S. TREASURY SECURITIES (Cost $3,611,394)		3,607,469

U.S. GOVERNMENT AGENCY ISSUES - 0.7%	Par	Value
Federal Farm Credit Banks Funding Corp., 5.48%, 10/02/2028	500,000	501,631
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		501,631

TOTAL INVESTMENTS - 98.2% (Cost $64,823,971)		65,723,619
Money Market Deposit Account - 0.7% (e)		468,521
Other Assets in Excess of Liabilities - 1.1%		750,218
TOTAL NET ASSETS - 100.0%		$66,942,358

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $11,652,765 or 17.4% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	Interest only security.

(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Unaudited)

December 31, 2024

	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF	Madison Short- Term Strategic Income ETF
ASSETS:
Investments, at value	$63,688,385	$52,657,467	$57,615,944	$65,723,619
Interest receivable	550,981	36,895	1,140	773,139
Cash - interest bearing deposit account	263,644	4,948,246	186,428	468,521
Cash	1,039	—	—	—
Dividends receivable	—	43,746	134,895	—
Dividend tax reclaims receivable	—	3,850	3,723	—
Deposit at broker for option contracts	—	147,395	—	—
Total assets	64,504,049	57,837,599	57,942,130	66,965,279

LIABILITIES:
Written option contracts, at value	—	842,847	—	—
Payable to adviser	22,230	47,456	32,619	22,921
Investment payable	—	117,034	—	—
Total liabilities	22,230	1,007,337	32,619	22,921
NET ASSETS	$64,481,819	$56,830,262	$57,909,511	$66,942,358

NET ASSETS CONSISTS OF:
Paid-in capital	$65,020,702	$60,728,608	$54,218,266	$66,047,104
Total distributable earnings/(accumulated losses)	(538,883)	(3,898,346)	3,691,245	895,254
Total net assets	$64,481,819	$56,830,262	$57,909,511	$66,942,358

Net assets	$64,481,819	$56,830,262	$57,909,511	$66,942,358
Shares issued and outstanding (a)	3,230,000	3,025,000	2,725,000	3,300,000
Net asset value per share	$19.96	$18.79	$21.25	$20.29

COST:
Investments, at cost	$64,172,930	$57,613,783	$52,568,455	$64,823,971

PROCEEDS:
Written options premium	$—	$1,378,455	$—	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (Unaudited)

For the Period Ended December 31, 2024

	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF	Madison Short- Term Strategic Income ETF
INVESTMENT INCOME:
Dividend income	$—	$556,367	$814,491	$—
Less: Dividend withholding taxes	—	—	(1,838)	—
Less: Issuance fees	—	—	(13)	—
Interest income	1,650,555	248,016	6,439	1,836,746
Total investment income	1,650,555	804,383	819,079	1,836,746

EXPENSES:
Investment advisory fee	126,184	317,153	190,837	129,662
Interest expense	—	11,352	—	—
Total expenses	126,184	328,505	190,837	129,662
NET INVESTMENT INCOME	1,524,371	475,878	628,242	1,707,084

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	54,180	1,158,833	1,012,244	57,948
Written option contracts expired or closed	—	1,527,140	—	—
Net realized gain	54,180	2,685,973	1,012,244	57,948
Net change in unrealized appreciation/(depreciation) on:
Investments	(757,807)	(1,022,353)	2,357,435	10,706
Written option contracts	—	726,641	—	—
Net change in unrealized appreciation/(depreciation)	(757,807)	(295,712)	2,357,435	10,706
Net realized and unrealized gain/(loss)	(703,627)	2,390,261	3,369,679	68,654
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$820,744	$2,866,139	$3,997,921	$1,775,738

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Madison Aggregate Bond ETF		Madison Covered Call ETF
	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(b)
OPERATIONS:
Net investment income	$1,524,371	$2,078,991	$475,878	$1,174,593
Net realized gain	54,180	9,892	2,685,973	7,661,201
Net change in unrealized appreciation/(depreciation)	(757,807)	273,262	(295,712)	(4,124,996)
Net increase in net assets from operations	820,744	2,362,145	2,866,139	4,710,798

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,663,416)	(2,035,682)	(2,557,877)	(8,917,406)
Return of capital	—	—	—	(702,958)
Total distributions to shareholders	(1,663,416)	(2,035,682)	(2,557,877)	(9,620,364)

CAPITAL TRANSACTIONS:
Subscriptions	10,836,683	57,747,652 (c)	472,221	81,696,777
Redemptions	—	(3,609,865)	(15,188,234)	(5,549,198)
ETF transaction fees (See Note 10)	8,081	15,477	—	—
Net increase (decrease) in net assets from capital transactions	10,844,764	54,153,264	(14,716,013)	76,147,579

NET INCREASE (DECREASE) IN NET ASSETS	10,002,092	54,479,727	(14,407,751)	71,238,013

NET ASSETS:
Beginning of the period	54,479,727	—	71,238,013	—
End of the period	$64,481,819	$54,479,727	$56,830,262	$71,238,013

SHARES TRANSACTIONS
Subscriptions	525,000	2,880,000 (c)	25,000	4,050,000
Redemptions	—	(175,000)	(775,000)	(275,000)
Total increase/(decrease) in shares outstanding	525,000	2,705,000	(750,000)	3,775,000

(a)	Inception date of the Fund was August 28, 2023.
(b)	Inception date of the Fund was August 21, 2023.
(c)	The Fund was organized with 5,000 shares of beneficial interest on June 27, 2023, for $100,000, which represents the seed investment made by the Investment Advisor.

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(b)
OPERATIONS:
Net investment income	$628,242	$1,417,023	$1,707,084	$2,515,316
Net realized gain/(loss)	1,012,244	(1,337,395)	57,948	24,089
Net change in unrealized appreciation	2,357,435	2,690,054	10,706	888,942
Net increase in net assets from operations	3,997,921	2,769,682	1,775,738	3,428,347

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(650,458)	(1,394,996)	(1,846,497)	(2,462,334)
Total distributions to shareholders	(650,458)	(1,394,996)	(1,846,497)	(2,462,334)

CAPITAL TRANSACTIONS:
Subscriptions	1,089,255	68,685,902	7,209,195	58,822,175
Redemptions	(2,108,330)	(14,479,465)	—	—
ETF transaction fees (See Note 10)	—	—	5,994	9,740
Net increase (decrease) in net assets from capital transactions	(1,019,075)	54,206,437	7,215,189	58,831,915

NET INCREASE IN NET ASSETS	2,328,388	55,581,123	7,144,430	59,797,928

NET ASSETS:
Beginning of the period	55,581,123	—	59,797,928	—
End of the period	$57,909,511	$55,581,123	$66,942,358	$59,797,928

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(b)
SHARES TRANSACTIONS
Subscriptions	50,000	3,500,000	350,000	2,950,000
Redemptions	(100,000)	(725,000)	—	—
Total increase/(decrease) in shares outstanding	(50,000)	2,775,000	350,000	2,950,000

(a)	Inception date of the Fund was August 14, 2023.

(b)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Aggregate Bond ETF

	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.50	0.87
Net realized and unrealized gain on investments(c)	(0.15)	0.06
Total from investment operations	0.35	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.80)
Net realized gains	(0.03)	—
Total distributions	(0.53)	(0.80)

ETF transaction fees per share	0.00 (d)	0.01
Net asset value, end of period	$19.96	$20.14

TOTAL RETURN(e)	1.74%	4.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,482	$54,480
Ratio of expenses to average net assets(f)	0.40%	0.40%
Ratio of net investment income to average net assets(f)	4.83%	5.16%
Portfolio turnover rate(e)(g)	14%	19%

(a)	Inception date of the Fund was August 28, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Madison Covered Call ETF

	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.87	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.31
Net realized and unrealized gain on investments(c)	0.56	1.05
Total from investment operations	0.69	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(2.31)
Net realized gains	(0.47)	—
Return of capital	—	(0.18)
Total distributions	(0.77)	(2.49)
Net asset value, end of period	$18.79	$18.87

TOTAL RETURN(d)	3.60%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,830	$71,238

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Madison Covered Call ETF

	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.93%	0.99%
After expense reimbursement/recoupment(e)	0.93%	0.90%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.03%	0.09%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.90%	0.81%
Ratio of net investment income to average net assets(e)	1.35%	1.79%
Portfolio turnover rate(d)(f)	49%	205%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Madison Dividend Value ETF

	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.03	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.44
Net realized and unrealized gain on investments(c)	1.23	0.02
Total from investment operations	1.46	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.43)
Total distributions	(0.24)	(0.43)
Net asset value, end of period	$21.25	$20.03

TOTAL RETURN(d)	7.28%	2.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,910	$55,581
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income to average net assets(e)	2.14%	2.55%
Portfolio turnover rate(d)(f)	26%	60%

(a)	Inception date of the Fund was August 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Madison Short-Term Strategic Income ETF

	Period ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.27	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.90
Net realized and unrealized gain on investments(c)	0.06	0.22
Total from investment operations	0.60	1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.85)
Total distributions	(0.58)	(0.85)

ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$20.29	$20.27

TOTAL RETURN(e)	2.95%	5.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,942	$59,798
Ratio of expenses to average net assets(f)	0.40%	0.40%
Ratio of net investment income to average net assets(f)	5.27%	5.49%
Portfolio turnover rate(e)(g)	13%	17%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

1. ORGANIZATION

Madison ETFs Trust, a Delaware statutory Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of separate investment portfolios or funds (each, a “Fund” and collectively, the “Funds”), each of which has a different investment objective and policies. Each Fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The Funds in this report as described are as follows:

Fund

Madison Aggregate Bond ETF (“MAGG”)

Madison Covered Call ETF (“CVRD”)

Madison Dividend Value ETF (“DIVL”)

Madison Short-Term Strategic Income ETF (“MSTI”)

The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Advisor” or “Madison”), the Funds’ investment advisor. Tidal Investments LLC (“Tidal Investments” or the “Subadvisor”), a Tidal Financial Group company, serves as investment subadvisor to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i. e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U. S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange listed funds. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. The majority of each Fund’s expenses are borne by Madison under its investment advisory agreement with the Funds.

COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call ETF pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked-to-market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of December 31, 2024, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access.

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc).

Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2024, maximized the use of observable inputs, and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of December 31, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

The following is a summary of the inputs used as of December 31, 2024, in valuing the Funds’ investments carried at fair value (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

MAGG

Description^	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$21,933,410	$—	$21,933,410
Corporate Bonds	—	21,175,627	—	21,175,627
U.S. Treasury Securities	—	15,593,406	—	15,593,406
Asset-Backed Securities	—	2,716,167	—	2,716,167
Collateralized Mortgage Obligations	—	2,269,775	—	2,269,775
Total Investments in Securities	$—	$63,688,385	$—	$63,688,385

^	See Schedule of Investments for underlying holdings.

CVRD

Description^	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$51,593,689	$—	$—	$51,593,689
Real Estate Investment Trusts	1,063,778	—	—	1,063,778
Total Investments in Securities	$52,657,467	$—	$—	$52,657,467
Liabilities
Written Option Contracts, at value	$—	$(842,847)	$—	$(842,847)
Total Investments in Securities	$—	$(842,847)	$—	$(842,847)

^	See Schedule of Investments for underlying holdings.

DIVL

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,138,210	$—	$—	$56,138,210
Real Estate Investment Trusts	1,477,734	—	—	1,477,734
Total Investments in Securities	$57,615,944	$—	$—	$57,615,944

^	See Schedule of Investments for underlying holdings.

MSTI

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,434,099	$—	$43,434,099
Asset-Backed Securities	—	6,308,105	—	6,308,105
Mortgage-Backed Securities	—	6,271,137	—	6,271,137
Collateralized Mortgage Obligations	—	5,601,178	—	5,601,178
U.S. Treasury Securities	—	3,607,469	—	3,607,469
U.S. Government Agency Issues	—	501,631	—	501,631
Total Investments in Securities	$—	$65,723,619	$—	$65,723,619

^	See Schedule of Investments for underlying holdings.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position and results of operations. As of December 31, 2024, the Madison Covered Call ETF has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of December 31, 2024:

Statements of Assets & Liabilities Presentation of Fair Values of Derivative Instruments

Fund	Instrument	Assets Derivatives as of December 31, 2024		Liabilities Derivatives as of December 31, 2024
		Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
CVRD	Equity Contracts - Call Options Written	Written Option Contracts, at value	$—	Written Option Contracts, at value	$(842,847)

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2024.

Fund	Instrument	Statement of Operations	Realized Gain (Loss) Written Options	Change in Unrealized Appreciation/Depreciation Written Options
CVRD	Equity Contracts – Call Options Written	Written Option Contracts	$1,527,140	$726,641

The average contracts and notional amount (based on the open positions at each month-end) of derivative activity during the period ended December 31, 2024, was as follows:

Fund		Average Contracts(a)	Average Notional Amount
CVRD	Equity Contracts - Call Options Written	5,892	$1,889,054

(a)	Number of Contracts

There was no impact on the financial statements of the other Funds as they did not hold derivative investments during the period ended December 31, 2024.

5. SEGMENT REPORTING

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Management Committee of the Trust’s Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Advisor, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

6. ADVISORY, SUB-ADVISORY AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of December 31, 2024:

Fund	Investment Advisory Fee
MAGG	0.40%
CVRD	0.90%
DIVL	0.65%
MSTI	0.40%

During the term of this Advisory Agreement, the Advisor shall bear its own costs of providing services under this Agreement. The Advisor agrees to pay or cause to be paid all expenses incurred by the Trust and each Fund, including payments to other entities, but excluding Advisory Fees and Other Expenses (see below).

Subadvisory Agreement. The Subadvisor serves as subadvisor, pursuant to the sub-advisory agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Pursuant to the Subadvisory agreement, the Subadvisor is responsible for, among other things, trading portfolio securities (CVRD and DIVL) and performing related services, and providing tax optimization services, subject to the supervision of the Advisor and the Board. For its services, the Subadvisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly. The Subadvisor currently waives this fee for MAGG and MSTI.

Distribution Agreement. MFD Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Other Expenses: The Funds are responsible for paying: (i) interest charges on any borrowings made for investment purposes, (ii) dividends and other expenses on securities sold short, (iii) taxes, (iv) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (v) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) litigation expenses, and other non-routine or extraordinary expenses.

Officers and Trustees: Certain officers and a trustee of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated out of the funds’ unitary management fee.

7. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, MAGG, DIVL, and MSTI declare and reinvest dividends, if any, monthly. CVRD declares and reinvests dividends, if any, quarterly. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Distributions are recorded on each Fund’s ex-distribution date.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

8. SECURITIES TRANSACTIONS

For the period ended December 31, 2024, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
MAGG	$15,545,220	$8,383,358	$4,004,538	—	8,200,909	4,874,071

CVRD	30,705,115	48,172,384	—	—	—	—

DIVL	15,141,145	15,280,656	1,074,833	2,090,582	—	—

MSTI	12,827,292	8,467,620	2,189,864	—	1,049,442	2,284,309

9. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of the period ended June 30, 2024. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. As of June 30, 2024, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
MAGG	$—	$—
CVRD	—	—
DIVL	2,364,694	—
MSTI	—	—

The tax character of distributions paid during the period ended June 30, 2024, were as follows:

Fund	Ordinary Income	Return of Capital
MAGG	$2,035,682	—
CVRD	8,917,406	702,958
DIVL	1,394,996	—
MSTI	2,462,334	—

As of June 30, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	MAGG	CVRD	DIVL	MSTI
Cost of investments (1)	$52,680,794	$73,568,931	$52,711,534	$57,919,948
Gross tax unrealized appreciation	495,340	2,036,475	3,869,289	907,238
Gross tax unrealized depreciation	(250,267)	(6,243,083)	(1,179,298)	(18,296)
Net tax unrealized appreciation (depreciation)	245,073	(4,206,608)	2,689,991	888,942

Undistributed ordinary income (loss)	58,717	—	22,027	77,071
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	58,717	—	22,027	77,071
Other accumulated gain (loss)	(1)	—	(2,368,237)	—
Total distributable earnings/(accumulated losses)	$303,789	$(4,206,608)	$343,781	$966,013

(1)	The difference between book and tax-basis cost of investments was attributable primarily to wash sales.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
MAGG	$(22,674)	$22,674
CVRD	—	—
DIVL	(1,030,904)	1,030,904
MSTI	—	—

The permanent differences primarily relate to redemptions in-kind.

10. PRINCIPAL INVESTMENT RISKS

Call Risk. If a bond issuer “calls” a bond held by the Funds (i.e., pays it off at a specified price before it matures), the Funds could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Funds paid for the bond.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i. e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds. The Funds may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Covered Call Strategy Risk. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Funds will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Funds.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Funds may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stocks.

Depositary Receipt Risk. Depositary receipts, such as ADRs, GDRs, and European depositary receipts (“EDRs”), may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over-the-counter may also be subject to liquidity risk.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Equity Risk. The risk that securities held by the Funds will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, and the circumstances and performance of companies whose securities the Funds hold. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The Funds may invest in other investment companies, including other ETFs. The Funds will experience similar risks with respect to their holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Funds bear their proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Growth Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Funds may actively and frequently trade a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Funds’ assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Market Risk. The share price of the Funds reflect the value of the securities it holds. If a security’s price falls, the share price of the Funds will go down (unless another security’s price rises by an offsetting amount). If the Funds’ share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid Cap Risk. The Funds’ investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Mortgage-Backed Securities Risk. The Funds may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Funds could be exposed to prepayment risk. In that case, the Funds would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Non-Investment Grade Security Risk. To the extent that the Funds invest in non-investment grade securities, the Funds are also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options’ expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. The number of options which the Funds may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

Prepayment Risk. The risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Funds may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Funds would have to look to the agency issuing the bond for ultimate repayment.

Valuation Risk. The price the Funds could receive upon the sale of a security or other asset may differ from the Funds’ valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Funds’ portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Funds’ shares.

Value Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized above is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The above risks could affect the value of your performance in the Funds: The risks above apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund.

	MAGG	CVRD	DIVL	MSTI
Call Risk	X			X
Counterparty Risk		X
Covered Call Strategy Risk		X
Covered Call Tax Risk		X
Covered Put Strategy Risk		X
Credit Risk	X			X
Debt Securities Risk	X			X
Depositary Receipt Risk		X	X
Derivatives Risk		X
Equity Risk		X	X
ETF Risk	X	X		X
Extension Risk	X			X
Foreign Security and Emerging Market Risk		X	X

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

	MAGG	CVRD	DIVL	MSTI
Growth Investing Risk		X
High Portfolio Turnover Risk		X
Income Risk	X			X
Inflation Risk	X			X
Interest Rate Risk	X			X
Market Risk	X	X	X	X
Mid Cap Risk		X
Mortgage-Backed Securities Risk				X
Non-Investment Grade Security Risk	X			X
Options Risk		X
Prepayment Risk	X			X
Restricted Securities Risk	X			X
Risk of Default	X			X
Valuation Risk	X	X		X
Value Investing Risk		X	X

11. SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. MAGG, DIVL, and MSTI declared a distribution from net investment income on securities. There were no other events that have taken place that meet the definition of subsequent events that require adjustment to, or disclosure in the financial statements.

On January 28, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of January 29, 2025, payable January 31, 2025, as follows:

	Ordinary Income	Per Share Amount
MAGG	$240,260	$0.07325
DIVL	59,455	0.02162
MSTI	259,974	0.07878

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited) (Continued)

On February 25, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of February 26, 2025, payable February 28, 2025, as follows:

	Ordinary Income	Per Share Amount
MAGG	$201,167	$0.05908
DIVL	72,078	0.02621
MSTI	138,237	0.04189

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	March 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	March 3, 2025

By:	/s/ Greg D. Hoppe
Greg D. Hoppe, Treasurer/Principal Financial Officer

Date	February 28, 2025